Label	Element	Value
NCCMTGovernmentPortfolio-PROStandAlone | IssuerSpecificChangesMember | North Carolina Capital Management Trust - Government Portfolio
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
NCCMTGovernmentPortfolio-PROStandAlone | IncomeRiskMember | North Carolina Capital Management Trust - Government Portfolio
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
NCCMTGovernmentPortfolio-PROStandAlone | InterestRateChangesMember | North Carolina Capital Management Trust - Government Portfolio
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.